Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Schedule of lease liabilities by current and non-current classification

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Long term lease liabilities	1,620	1,977
Current lease liabilities	581	643
Total lease liabilities	2,201	2,620

Schedule of maturity of lease liabilities

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Less than one year	705	760
Within 2 - 5 years	1,409	1,916
More than 5 years	496	496
Total lease liabilities (undiscounted)	2,610	3,172

Summary of cash outflows related to leases

	December 31,	December 31,
	2024	2023
Payment	£ 000	£ 000
Right of use assets	771	669
Low value leases	—	—
Short term leases	63	224
Total cash outflow	834	893

Schedule of reconciliation of lease liabilities

£ 000
As at January 1, 2023	3,161
Additions	182
Reversal of lease liability	(193)
Interest element of payments to lease creditors	(199)
Principal element of payments to lease creditors	(530)
Interest expense of leases	199
As at December 31, 2023	2,620
Additions	196
Reversal of lease liability	—
Interest element of payments to lease creditors	(156)
Principal element of payments to lease creditors	(615)
Interest expense of leases	156
As at December 31, 2024	2,201